Item 1. Report to Shareholders

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
October 31, 2003

                                                                      Certified
                                                                      Annual
                                                                      Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
     This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


SUMMIT MUNICIPAL INTERMEDIATE FUND
--------------------------------------------------------------------------------
As of 10/31/03

Summit Municipal Intermediate Fund                         $   43,279

Lehman Brothers 7-Year Municipal Bond Index                $   43,879

Lipper Intermediate Municipal Debt Funds Average           $   41,015
--------------------------------------------------------------------------------

                                  Lehman            Lipper                  SMT
--------------------------------------------------------------------------------

10/31/93                          25.000            25.000               25.000

10/31/94                          24.526            24.426               25.045

10/31/95                          27.555            27.242               27.899

10/31/96                          28.837            28.537               29.403

10/31/97                          30.979             30.53                31.69

10/31/98                          33.269            32.615               33.875

10/31/99                          33.271            32.165                33.55

10/31/00                          35.542            34.218               35.798

10/31/01                          39.045             37.39                39.19

10/31/02                          41.493            39.263               41.356

10/31/03                          43.879            41.015               43.279

--------------------------------------------------------------------------------

[Graphic Omitted]

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 10/31/03            1 Year           5 Years             10 Years
--------------------------------------------------------------------------------

Summit Municipal
Intermediate Fund                  4.65%             5.02%                5.64%

Lipper Intermediate
Municipal Debt
Funds Average                      4.29              4.67                 5.07

Lehman Brothers
7-Year Municipal
Bond Index                         5.75              5.69                 5.79
--------------------------------------------------------------------------------

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

     We are pleased to report that your fund benefited from the general decline in interest rates and produced a return of 4.65% for the 12-month period ended October 31, 2003. The fund outperformed the Lipper average of similarly managed funds during the period but lagged the unmanaged Lehman Brothers 7-Year Municipal Bond Index.

[Graphic Omitted]
Interest Rate Levels
--------------------------------------------------------------------------------

                                                                    1-Year
                                                                   Moody's
                                 30-Year AAA     5-Year AAA     Investment
                                     General        General        Grade 1
                                  Obligation     Obligation           Note
--------------------------------------------------------------------------------

10/31/02                                4.92           2.66           1.65

                                        5.01           2.75           1.35

                                        4.77           2.35           1.25

1/31/03                                 4.86           2.64            1.1

                                        4.71           2.44            1.1

                                        4.73            2.5            1.1

4/30/03                                 4.61           2.44           1.15

                                        4.34           2.08              1

                                        4.45           2.17            0.9

7/31/03                                 5.07           2.77           0.95

                                        5.02           2.69            1.1

                                        4.73           2.15           1.05

10/31/03                                4.82            2.4            1.1


As you know, the fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in investment-grade municipal securities. There are no maturity limitations on individual securities, but the fund's weighted average effective maturity will normally range between five and 10 years.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity was 6.2 years at the beginning and at the end of our fiscal year. Its 30-day standardized yield to maturity slipped from 3.05% to 2.85%, reflecting the decline in intermediate-term rates during that period. The fund's weighted average quality remained very high because we continued to focus primarily on municipal securities with the highest credit quality.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                     10/31/02             10/31/03
--------------------------------------------------------------------------------

Price Per Share                            $         10.90      $         10.96

30-Day Standardized Yield
to Maturity                                           3.05%                2.85%

Weighted Average Maturity (years)                      6.2                  6.2

Weighted Average Effective
Duration (years)                                       4.9                  5.0

Weighted Average Quality *                              AA                   AA

--------------------------------------------------------------------------------
* Based on T. Rowe Price research


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading and pricing policies and the steps we take to protect your interests by visiting our Web site (www.troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.
Respectfully submitted,

James S. Riepe
Chairman

November 11, 2003

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report




Financial Highlights      For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $   10.90   $   10.78   $   10.30   $   10.12   $   10.70

Investment
activities

  Net investment
  income (loss)     0.44        0.46        0.48        0.48        0.46

  Net realized
  and unrealized
  gain (loss)       0.06        0.12        0.48        0.18       (0.56)

  Total from
  investment
  activities        0.50        0.58        0.96        0.66       (0.10)

Distributions

  Net investment
  income           (0.44)      (0.46)      (0.48)      (0.48)      (0.46)

  Net realized
  gain              --          --          --          --         (0.02)

  Total
  distributions    (0.44)      (0.46)      (0.48)      (0.48)      (0.48)

NET ASSET VALUE

End of period  $   10.96   $   10.90   $   10.78   $   10.30   $   10.12
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return ^      4.65%       5.53%       9.48%       6.70%      (0.96)%

Ratio of total
expenses to
average net
assets              0.50%       0.50%       0.50%       0.50%        0.50%

Ratio of net
investment
income (loss)
to average
net assets          3.98%       4.27%       4.51%       4.73%        4.43%

Portfolio
turnover rate       29.8%       18.5%       20.3%       41.3%        38.5%

Net assets, end
of period
(in thousands)  $ 115,405   $ 110,790   $  93,226   $  79,407    $  83,794


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Statement of Net Assets                                     Par           Value
--------------------------------------------------------------------------------
                                                               In thousands

  ALABAMA 2.0%

  Alabama Federal Highway Fin. Auth.
      5.00%, 3/1/08 (MBIA Insured)         $         1,000      $         1,107

  Jefferson County Sewer
      5.50%, 2/1/40 (Prerefunded 2/1/11!)
      (FGIC Insured)                                 1,000                1,150

  Total Alabama (Cost $2,154)                                             2,257


  ALASKA 0.4%

  Alaska HFC, Single Family Housing,
  5.75%, 12/1/11 (misc. symbol1)                       485                  512

  Total Alaska (Cost $483)                                                  512


  ARIZONA 3.4%

  Arizona School Fac. Board, 5.50%, 7/1/13           1,500                1,680

  Phoenix Street & Highway, 5.00%,
  7/1/11 (FGIC Insured)                              1,500                1,664

  Salt River Agricultural
  Improvement & Power Dist.
      Salt River Project, 5.25%, 1/1/15                500                  549

  Total Arizona (Cost $3,809)                                             3,893


  CALIFORNIA 2.9%

  California Dept. of Water Resources
      5.50%, 5/1/11                                    800                  885

      5.50%, 5/1/14 (AMBAC Insured)                  1,000                1,114

  California Public Works Board, 6.00%,
  11/1/05 (MBIA Insured)                               250                  267

  Capistrano Unified School Dist.,
  5.875%, 9/1/23                                       200                  201

  Foothill / Eastern Transportation Corridor Agency
      Zero Coupon, 1/1/05
      (Escrowed to Maturity)                           350                  345

  Golden State Tobacco
  Securitization Corp., 5.50%, 6/1/33                  500                  484

  Total California (Cost $3,247)                                          3,296


  COLORADO 1.2%

  Colorado DOT, 5.50%, 6/15/13
  (MBIA Insured)                                     1,000                1,140

  Arapahoe County, E-470 Public Highway
      Zero Coupon, 8/31/26
      (Prerefunded 8/31/05!) ++                      1,000                  203

  Total Colorado (Cost $1,278)                                            1,343

  CONNECTICUT 2.1%

  Connecticut, GO, 5.25%,
  6/15/13 (FGIC Insured)                   $         1,000      $         1,094

  Mashantucket Western Pequot Tribe, 144A
      5.60%, 9/1/09                                    200                  218

      5.70%, 9/1/12                                    500                  529

  Univ. of Connecticut, Student
  Fees & Services
      5.25%, 11/15/16 (FGIC Insured)                   500                  553

  Total Connecticut (Cost $2,235)                                         2,394


  DISTRICT OF COLUMBIA 2.8%

  Metropolitan Washington D.C. Airports Auth.
      5.50%, 10/1/12
      (FGIC Insured) (misc. symbol1)                 1,000                1,098

      5.50%, 10/1/18
      (MBIA Insured) (misc. symbol1)                 1,000                1,057

  Washington Metro Area Transit Auth.
      5.00%, 1/1/12 (MBIA Insured)                   1,000                1,100

  Total District of Columbia (Cost $3,205)                                3,255


  FLORIDA 8.2%

  Broward County, GO, 5.25%, 1/1/18                    500                  538

  Broward County Airport, 5.00%,
  10/1/06 (FGIC Insured)                               745                  812

  Broward County School Dist.,
  GO, 5.00%, 2/15/06                                   500                  539

  Dade County School Board

      5.60%, 8/1/26 (Prerefunded 8/1/06!)
      (AMBAC Insured)                                1,280                1,429

      5.75%, 5/1/08 (Prerefunded 5/1/04!)              365                  377

  Fishawk Community Dev. Dist.,
  5.00%, 11/1/07                                       245                  244

  Florida Board of Ed., GO, 5.125%, 6/1/13           1,000                1,082

  Florida Dept. of Environmental Protection
      5.25%, 7/1/14 (FGIC Insured)                     500                  552

  Florida Dept. of Natural Resources
    Documentary Stamp Tax
      6.00%, 7/1/06 (MBIA Insured)                     500                  556

  Hillsborough County Aviation Auth.
      5.25%, 10/1/09
      (MBIA Insured) (misc. symbol1)                 1,000                1,104

  Indian Trace Community Dev. Dist.
      5.50%, 5/1/07 (MBIA Insured)                     500                  539

  Orange County, 5.00%, 1/1/14
  (FGIC Insured)                                       800                  866

  Reedy Creek Improvement Dist., GO
      5.375%, 6/1/15 (AMBAC Insured)       $           750      $           827

  Total Florida (Cost $9,032)                                             9,465


  GEORGIA 4.2%

  Cobb-Marietta Water Auth., 5.50%, 11/1/14            750                  854

  Coweta County Residential Care Fac.
  for the Elderly Auth.
    Wesley Woods of Newnan-Peachtree City
      7.625%, 10/1/06                                  255                  260

  Georgia Private Colleges
  & Univ. Auth., Emory Univ.
      5.75%, 11/1/18                                 1,955                2,210

  Gwinnett County School Dist.,
  GO, 5.00%, 2/1/14                                  1,200                1,310

  Savannah Economic Dev. Auth.
    Savannah College of Art & Design
      6.80%, 10/1/19                                   200                  214

  Total Georgia (Cost $4,574)                                             4,848


  HAWAII 2.6%

  Hawaii, GO, 5.50%, 2/1/11 (FSA Insured)            1,050                1,192

  Hawaii Dept. of Budget & Fin.
    Wilcox Memorial Hosp., 5.50%, 7/1/09             1,690                1,828

  Total Hawaii (Cost $2,861)                                              3,020


  IDAHO 0.4%

  Nez Perce County IDRB, PCR, Potlatch,
  7.00%, 12/1/14                                       400                  416

  Total Idaho (Cost $400)                                                   416


  ILLINOIS 4.2%

  Chicago, GO
      5.50%, 1/1/09 (MBIA Insured)                     500                  564

      5.75%, 1/1/05 (AMBAC Insured)                    660                  694

  Chicago Water, 5.50%,
  11/1/18 (AMBAC Insured)                              500                  549

  Illinois, GO, 5.50%,
  8/1/16 (MBIA Insured)                                500                  552

  Illinois HFA
    Edward Health Services
      5.00%, 2/15/09 (AMBAC Insured)                   500                  543

    Hinsdale Hosp.
      7.00%, 11/15/19
      (Escrowed to Maturity)               $           260      $           266

  Metropolitan Pier & Exposition Auth.
    Mccormick Place Expansion
      5.375%, 12/15/17 (FGIC Insured)                1,000                1,090

  Will County, BP Plc, VRDN
  (Currently 1.20%) (misc. symbol1)                    600                  600

  Total Illinois (Cost $4,589)                                            4,858


  INDIANA 2.0%

  Goshen, Greencroft Obligation Group,
  5.20%, 8/15/06                                       750                  752

  St. Joseph County
    Madison Center
      5.10%, 2/15/05                                   260                  268

      5.25%, 2/15/07                                   295                  312

  Whiting Indiana Environmental Fac. IDA, PCR
      BP Plc, VRDN
      (Currently 1.20%) (misc. symbol1)                500                  500

      BP Plc, VRDN
      (Currently 1.20%) (misc. symbol1)                500                  500

  Total Indiana (Cost $2,303)                                             2,332


  IOWA 0.2%

  Iowa Fin. Auth., Wesley Retirement Services
      6.25%, 2/1/12 (Prerefunded 8/1/05!)              250                  272

  Total Iowa (Cost $250)                                                    272


  KENTUCKY 0.7%

  Kenton County Airport Board,
  Delta Airlines, 7.50%,
  2/1/12 (misc. symbol1)                               800                  798

  Total Kentucky (Cost $804)                                                798


  MARYLAND 7.3%

  Maryland Economic Dev. Corp.
    Maryland Aviation Administration Fac.
      5.50%, 6/1/13
      (FSA Insured) (misc. symbol1)                  1,250                1,382

  Maryland Energy Fin. Administration
    Wheelabrator Technologies
      5.85%, 12/1/05 (misc. symbol1)                 1,510                1,620

      6.30%, 12/1/10 (misc. symbol1)                   250                  269

  Maryland HHEFA, Good Samaritan Hosp.
      5.50%, 7/1/05 (Escrowed to Maturity) $           700      $           749

  Montgomery County, GO, 5.25%, 10/1/14              1,500                1,672

  Northeast Maryland Waste Disposal Auth.
    Montgomery County Resources Fac.
      5.50%, 4/1/11
      (AMBAC Insured) (misc. symbol1)                1,000                1,109

      Prince Georges County, GO, 5.50%,
      5/15/12 (FSA Insured)                            915                1,046

      Univ. of Maryland, Auxiliary
      Fac. & Tuition, 5.00%, 4/1/09                    565                  630

      Total Maryland (Cost $8,282)                                        8,477


  MASSACHUSETTS 2.8%

    Massachusetts, GO
      5.25%, 10/1/22                                   500                  523

      5.75%, 6/1/20 (Prerefunded 6/1/10!)            1,000                1,164

      6.30%, 11/1/05 (Prerefunded 11/1/04!)
      (FGIC Insured)                                   250                  266

  Massachusetts Health
  & Educational Fac., 5.00%, 7/1/07                    300                  327

  Massachusetts Water Pollution Abatement Trust
    Water Resources Auth., 6.00%, 8/1/15               800                  924

  Total Massachusetts (Cost $3,028)                                       3,204


  MICHIGAN 4.1%

  Detroit School Dist., GO
      5.00%, 5/1/08 (FGIC Insured)                     500                  555

      5.50%, 5/1/18 (FSA Insured)                    1,000                1,092

  Michigan Hosp. Fin. Auth.
    Ascension Health, 5.30%, 11/15/33
    (Tender 11/15/06)                                1,000                1,108

  Mercy Health Services, 5.00%, 8/15/12
      (Escrowed to Maturity)                         1,395                1,509

  Michigan Municipal Bond Auth.,
  Clean Water, 5.50%, 10/1/04                          500                  520

  Total Michigan (Cost $4,443)                                            4,784


  MINNESOTA 1.1%

  Minneapolis-St. Paul Metropolitan
  Airport Commission
      5.50%, 1/1/17 (FGIC Insured)                   1,000                1,100

    Northwest Airlines, 6.50%, 4/1/25
    (Tender 4/1/05) (misc. symbol1)                    200                  188

  Total Minnesota (Cost $1,223)                                           1,288

  MISSISSIPPI 0.9%

  Mississippi, GO, 5.50%, 11/15/04         $         1,000      $         1,046

  Total Mississippi (Cost $1,018)                                         1,046


  MISSOURI 1.0%

  Good Shepherd Nursing Home Dist.,
  5.45%, 8/15/08                                       320                  321

  St. Louis Municipal Fin. Corp., City Justice Center
      5.375%, 2/15/14 (AMBAC Insured)                  750                  827

  Total Missouri (Cost $1,116)                                            1,148


  NEVADA 1.2%

  Clark County, GO, 5.50%,
  6/1/16 (FGIC Insured)                                800                  889

  Clark County IDRB, PCR,
  Southwest Gas, 5.80%, 3/1/38
    (Tender 3/1/13) (misc. symbol1)                    500                  530

  Total Nevada (Cost $1,327)                                              1,419


  NEW JERSEY 2.2%

  New Jersey Economic Dev. Auth.
    Winchester Gardens at Ward Homestead
      8.625%, 11/1/25                                  210                  220

  New Jersey Transportation Trust Fund Auth.
      5.75%, 6/15/11
      (Escrowed to Maturity)                         1,000                1,165

  Port Auth. of New York & New Jersey
      5.875%, 9/15/15
      (FGIC Insured) (misc. symbol1)                 1,000                1,110

  Total New Jersey (Cost $2,242)                                          2,495


  NEW YORK 6.2%

  Albany Parking Auth., 5.25%, 10/15/12                345                  365

  New York State Dormitory Auth.
    City Univ., 6.875%, 7/1/14 (Prerefunded 7/1/04!)
      (MBIA Insured)                                   350                  370

    Nyack Hosp., 6.00%, 7/1/06                         160                  154

  Metropolitan Transportation Auth.
      5.375%, 7/1/27 (Prerefunded 7/1/09!)           1,000                1,144

  Nassau County IDA, Hofstra Univ.
      6.70%, 1/1/09 (Prerefunded 1/1/05!)              250                  271

  New York City, GO
      5.25%, 8/1/11                        $         1,500      $         1,629

      7.00%, 8/1/04                                  1,000                1,042

  New York City Transitional
  Fin. Auth., 5.25%, 2/1/12                            750                  832

  New York Mortgage Agency, 5.80%,
  10/1/06 (misc. symbol1)                              500                  535

  New York State Environmental
  Fac. Corp., 6.875%, 6/15/10                           50                   53

  New York State Housing Fin. Agency
    Service Contract Obligation,
    5.85%, 9/15/09                                     300                  328

  New York State Thruway Auth.,
  Highway & Bridge
      5.00%, 4/1/20 (AMBAC Insured)                    450                  466

  Total New York (Cost $6,990)                                            7,189


  NORTH CAROLINA 1.4%

  North Carolina Eastern Municipal Power Agency
      6.70%, 1/1/19                                    700                  762

  North Carolina Municipal
  Power Agency, 5.50%, 1/1/13                          750                  816

  Total North Carolina (Cost $1,499)                                      1,578


  OHIO 0.8%

  Cuyahoga County Hosp.
    Cleveland Clinic Obligation Group
      6.00%, 1/1/32                                    750                  792

  Ohio Housing Fin. Agency
    Single Family Housing,
    5.025%, 3/1/21 (misc. symbol1)                     185                  186

  Total Ohio (Cost $963)                                                    978


  OKLAHOMA 0.9%

  Oklahoma Transportation Auth.
      5.25%, 1/1/16 (AMBAC Insured)                  1,000                1,088

  Total Oklahoma (Cost $1,028)                                            1,088


  OREGON 1.0%

  Oregon DOT, 5.50%, 11/15/14                        1,000                1,122

  Total Oregon (Cost $1,061)                                              1,122

  PENNSYLVANIA 3.8%

  Allegheny County Hosp. Dev. Auth.
    West Penn Allegheny Health System
      9.25%, 11/15/30                      $           200      $           205

  Allegheny County Sanitary Auth.
      5.75%, 12/1/16 (MBIA Insured)                  1,410                1,607

  Beaver County IDA, PCR, FirstEnergy, 4.85%,
    6/1/30 (Tender 6/1/04)                             500                  503

  Cumberland County Municipal Auth.
    Wesley Affiliated Services
      7.125%, 1/1/25                                   400                  396

  Pennsylvania Intergov't. Cooperative Auth.
      5.25%, 6/15/13 (FGIC Insured)                    750                  821

      7.00%, 6/15/04 (Escrowed to Maturity)
      (FGIC Insured)                                   400                  415

  Philadelphia Auth. for Ind. Dev.
    Paul's Run Retirement Community
      5.85%, 5/15/13                                   500                  495

  Total Pennsylvania (Cost $4,181)                                        4,442


  PUERTO RICO 1.0%

  Puerto Rico Electric Power Auth.
      5.25%, 7/1/12 (FSA Insured)                    1,000                1,127

  Total Puerto Rico (Cost $1,135)                                         1,127


  SOUTH CAROLINA 5.8%

  Charleston Water & Sewer, 5.125%, 1/1/13             500                  552

  South Carolina, GO, 5.75%, 1/1/08                  1,000                1,137

  South Carolina Public Service Auth.
      5.50%, 1/1/12 (FSA Insured)                    1,000                1,131

      6.25%, 1/1/05 (MBIA Insured)                   1,350                1,428

  South Carolina Transportation
  Infrastructure Bank
      5.50%, 10/1/12 (AMBAC Insured)                 1,000                1,119

      5.50%, 10/1/15 (AMBAC Insured)                 1,240                1,386

  Total South Carolina (Cost $6,406)                                      6,753

  TENNESSEE 0.9%

  Memphis-Shelby County Airport Auth.
      6.25%, 2/15/11
      (MBIA Insured) (misc. symbol1)       $           200      $           231

  Tennessee Housing Dev. Agency
    Single Family Housing
      4.95%, 7/1/10 (misc. symbol1)                    420                  445

      5.05%, 7/1/11 (misc. symbol1)                    355                  373

  Total Tennessee (Cost $980)                                             1,049


  TEXAS 8.1%

  Abilene Health Fac. Dev.
    Sears Methodist Retirement System
      5.40%, 11/15/09                                  700                  708

  Austin Airport System, 5.75%, 11/15/08
  (MBIA Insured) (misc. symbol1)                       500                  546

  Gulf Coast IDA, BP Plc, VRDN
  (Currently 1.20%) (misc. symbol1)                    100                  100

  Gulf Coast Waste Disposal Auth., BP Plc
      VRDN (Currently 1.20%) (misc. symbol1)           200                  200

  Harris County Health Fac. Dev. Corp.
    Texas Childrens Hosp., 5.375%, 10/1/12             800                  859

  Houston, GO, 5.375%, 3/1/12 (FSA Insured)          1,200                1,332

  Houston Airport IDRB, Continental Airlines
      6.75%, 7/1/29 (misc. symbol1)                    135                  120

  Lower Colorado River Auth.
      5.75%, 5/15/11 (FSA Insured)                   1,370                1,553

  North East Independent School Dist.,
  GO, 6.00%, 2/1/16                                  1,100                1,252

  Sabine River Auth.
    TXU Energy
      5.50%, 5/1/22 (Tender 11/1/11)                   170                  177

      6.15%, 8/1/22                                    250                  260

  San Antonio, GO, 5.50%, 2/1/19                       500                  542

  San Antonio Electric & Gas, 5.00%, 2/1/07          1,000                1,093

  Tarrant County Health Fac. Dev. Corp.
    Texas Health Resources
      5.75%, 2/15/10 (MBIA Insured)                    500                  557

  Total Texas (Cost $8,730)                                               9,299

  VIRGINIA 7.1%

  Arlington County IDA,
  Virginia Hosp. Center, 5.50%, 7/1/13     $           980      $         1,068

  Bedford County IDA, PCR,
  Georgia-Pacific, 4.60%, 8/1/04                        85                   84

  Charles County IDA, IDRB
    Waste Management, 6.25%, 4/1/27
    (Tender 4/1/12) (misc. symbol1)                    250                  271

  Chesterfield County IDA
    Bon Secours Health System, 5.70%,
    11/15/30 (Tender 11/15/03)                         750                  751

  Louisa IDA, Virginia Electric
    & Power, 3.40%, 3/1/31
    (Tender 3/1/04) (misc. symbol1)                    750                  755

  Portsmouth, GO
      5.50%, 6/1/14 (FGIC Insured)                     800                  883

  Riverside Regional Jail Auth.,
  5.00%, 7/1/15 (MBIA Insured)                       1,000                1,080

  Virginia Biotechnology
  Research Park Auth., 5.25%, 9/1/12                 1,000                1,110

  Virginia College Building Auth.,
  Public Higher Ed.
      5.50%, 9/1/14                                  1,000                1,114

  Virginia Transportation Board,
  5.125%, 5/15/21                                    1,000                1,041

  Total Virginia (Cost $7,823)                       8,157


  WASHINGTON  2.0%

  King County, GO, 5.25%, 12/1/07                    1,500                1,683

  Washington Health Care Fac. Auth.
    Virginia Mason Medical Center
      6.00%, 8/15/08 (MBIA Insured)                    500                  575

  Total Washington (Cost $2,052)                                          2,258


  WISCONSIN  1.9%

  Milwaukee Metropolitan Sewage Dist.,
  GO, 6.25%, 10/1/05                                 1,600                1,746

  Wisconsin HEFA, Froedert & Community Health
      5.625%, 10/1/11                                  400                  438

  Total Wisconsin (Cost $2,057)                                           2,184


  OPTIONS PURCHASED  0.0%

  U.S. Treasury Notes 10-Year Futures,
  Put, 11/21/03 @ $111.00 *                             25                   12

  Total Options Purchased (Cost $23)                                         12

                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands


  Total Investments in Securities

  98.8% of Net Assets (Cost $108,831)                           $       114,056

  Futures Contracts

                                       Contract      Unrealized
                     Expiration           Value     Gain (Loss)
                     -----------     -----------     -----------
                                              In thousands

Short, 40 U.S.
Treasury 10
Year contracts,
$ 1,000,000
Arapahoe County
Bonds pledged
as initial
margin                    12/03         $    (4,492)    $     (48)

Net payments
(receipts) of
variation margin
to date                                                        34

Variation margin
receivable (payable)
on open futures
contracts                                                                   (14)

Other Assets
Less Liabilities                                                          1,363

NET ASSETS                                                          $   115,405
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Net Assets Consist of:
Undistributed net
investment
income (loss)                                                       $        10

Undistributed net
realized gain (loss)                                                       (600)

Net unrealized
gain (loss)                                                               5,177

Paid-in-capital
applicable to
10,530,129 shares
of $0.0001 par
value capital
stock outstanding;
4,000,000,000 shares
of the Corporation
authorized                                                              110,818

NET ASSETS                                                          $   115,405
                                                                    -----------

NET ASSET VALUE
PER SHARE                                                           $     10.96
                                                                    -----------



(misc. symbol1) Interest subject to alternative minimum tax

              *  Non-income producing

             ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at October 31, 2003

              !  Used in determining portfolio maturity

           144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $747,000 and represents 0.6% of net assets

          AMBAC  AMBAC Assurance Corp.

            DOT  Department of Transportation

           FGIC  Financial Guaranty Insurance Company

            FSA  Financial Security Assurance Inc.

             GO  General Obligation

           HEFA  Health & Educational Facility Authority

            HFA  Health Facility Authority

            HFC  Housing Finance Corp.

          HHEFA  Health & Higher Educational Facility Authority

            IDA  Industrial Development Authority/Agency

           IDRB  Industrial Development Revenue Bond

           MBIA  MBIA Insurance Corp.

            PCR  Pollution Control Revenue

           VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                             10/31/03
--------------------------------------------------------------------------------

  Investment Income (Loss)
  Interest income                                          $    5,067

  Investment management
  and administrative expense                                      565

  Net investment income (loss)                                  4,502

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

     Securities                                                   119

     Futures                                                     (129)

     Net realized gain (loss)                                     (10)

  Change in net unrealized gain (loss)

     Securities                                                   499

     Futures                                                      (48)

     Change in net unrealized gain (loss)                         451

  Net realized and unrealized gain (loss)                         441

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                   $    4,943
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets

  Operations
    Net investment income                  $         4,502      $         4,332

    Net realized gain (loss)                           (10)                 303

    Change in net unrealized gain or loss              451                  881

    Increase (decrease) in net
    assets from operations                           4,943                5,516

  Distributions to shareholders
    Net investment income                           (4,500)              (4,330)

  Capital share transactions *
    Shares sold                                     28,966               35,363

    Distributions reinvested                         2,661                2,530

    Shares redeemed                                (27,455)             (21,515)

    Increase (decrease) in net
    assets from capital
    share transactions                               4,172               16,378

  Net Assets
  Increase (decrease) during period                  4,615               17,564

  Beginning of period                              110,790               93,226

  End of period                            $       115,405      $       110,790
                                           ---------------      ---------------

 *Share information
    Shares sold                                      2,631                3,286

    Distributions reinvested                           243                  235

    Shares redeemed                                 (2,511)              (2,004)

    Increase (decrease) in
    shares outstanding                                 363                1,517


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       October 31, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 29, 1993. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on municipal securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the year ended October 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

     Options
     Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Statement of Net Assets at market value.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $36,391,000 and $32,613,000, respectively, for the year ended October 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     Distributions during the year ended October 31, 2003 totaled $4,500,000 and were characterized as tax-exempt income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:

     Unrealized appreciation                               $5,396,000

     Unrealized depreciation                                 (473,000)

     Net unrealized appreciation (depreciation)             4,923,000

     Undistributed tax-exempt income                            2,000

     Capital loss carryforwards                              (338,000)

     Paid-in capital                                      110,818,000

     Net assets                                          $115,405,000
                                                         ------------


     Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered option and futures transactions; accordingly, $322,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of October 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $81,000 of capital loss carryforwards. As of October 31, 2003, the fund had $338,000 of capital loss carryforwards that expire in 2008.

     At October 31, 2003, the cost of investments for federal income tax purposes was $109,085,000.


     NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2003, $53,000 was payable under the agreement.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc. and Shareholders of T. Rowe Price Summit Municipal Intermediate Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Summit Municipal Intermediate Fund (one of the portfolios comprising T. Rowe Price Summit Municipal Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 24, 2003

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 10/31/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $4,507,000 which qualified as exempt-interest dividends.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1/28/45)
1993
Director, Chairman of the Board, President, and Chief Executive Officer,
The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1/27/43)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President,
Nye Corp.
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
1993
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

John G. Schreiber
(10/21/46)
1993
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The
Rouse Company
--------------------------------------------------------------------------------

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------

Paul M. Wythes
(6/23/33)
2001
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.


*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

--------------------------------------------------------------------------------
William T. Reynolds
(5/26/48)
1993
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited
--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
1993
[106]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Summit Municipal Funds
--------------------------------------------------------------------------------

M. David Testa
(4/22/44)
1997
[106]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company
--------------------------------------------------------------------------------

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Steven G. Brooks, CFA (8/5/54)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)
Treasurer, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years
--------------------------------------------------------------------------------

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)
--------------------------------------------------------------------------------

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

M. Helena Condez (4/3/62)
Assistant Vice President, Summit Municipal Funds
Employee, T. Rowe Price
--------------------------------------------------------------------------------

G. Richard Dent (11/14/60)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Deputy General Counsel, ACA Financial Guaranty Corporation (to 2001)
--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (2/10/59)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Gregory S. Golczewski (1/15/66)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Charles B. Hill, CFA (9/22/61)
Executive Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, Summit Municipal Funds
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

T. Dylan Jones (2/7/71)
Assistant Vice President, Summit Municipal Funds
Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Alan D. Levenson, Ph.D. (7/17/58)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, Summit Municipal Funds
Assistant Vice President, T. Rowe Price and
T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Joseph K. Lynagh, CFA (6/9/58)
Executive Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Konstantine B. Mallas (5/26/63)
Executive Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.


Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.
--------------------------------------------------------------------------------

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

James M. McDonald (9/29/49)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Hugh D. McGuirk, CFA (7/6/60)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Mary J. Miller, CFA (7/19/55)
President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

James M. Murphy, CFA (4/23/67)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Portfolio Manager, Prudential Investments (to 2000)
--------------------------------------------------------------------------------

Stephen P. Richter, CFA (10/18/69)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price; formerly Vice President, Euler ACI (to 2000)
--------------------------------------------------------------------------------

Timothy G. Taylor (9/15/75)
Assistant Vice President, Summit
Municipal Funds
Employee, T. Rowe Price
--------------------------------------------------------------------------------

Edward A. Wiese, CFA (4/12/59)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003